Income Tax Expense - Schedule of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	₩ 25
Increase (decrease)	(18)	₩ 25
Ending balance	7	25
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	238
Increase (decrease)	(17)	238
Ending balance	221	238
Other Non-current Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	8	49
Increase (decrease)	96	(41)
Ending balance	104	8
Accounts Payables
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	531
Increase (decrease)	996	531
Ending balance	1,527	531
Accrued Expenses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Increase (decrease)	39
Ending balance	39
Deferred Revenue
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	60	180
Increase (decrease)	614	(120)
Ending balance	674	60
Allowance for Doubtful Account
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	264
Increase (decrease)	11	264
Ending balance	275	264
Other Non-current Liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	46	39
Increase (decrease)		7
Ending balance	46	46
Investments in Subsidiaries
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance		2,747
Increase (decrease)	389	(2,747)
Ending balance	389
Others
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(21)	(120)
Increase (decrease)	(4)	99
Ending balance	(25)	(21)
Lease
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Increase (decrease)	1
Ending balance	1
Foreign Taxes Paid
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	(4)
Increase (decrease)	4	(4)
Ending balance		(4)
Deferred Income Tax on Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	1,147	2,895
Increase (decrease)	2,111	(1,748)
Ending balance	3,258	1,147
Deferred Tax Due to Carry-forward Deficits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	1,951	108
Increase (decrease)	(1,918)	1,843
Ending balance	33	1,951
Deferred Tax Due to Tax Credit Carry-forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	4,315	33
Increase (decrease)	56	4,282
Ending balance	4,371	4,315
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	7,413	3,036
Increase (decrease)	249	4,377
Ending balance	₩ 7,662	₩ 7,413